John Hancock
Blue Chip Growth Fund
Quarterly portfolio holdings 5/31/2020

Fund’s investments
As of 5-31-20 (unaudited)
	Shares	Value
Common stocks 99.6%		$4,247,055,548
(Cost $1,833,275,113)
Communication services 19.6%		834,092,769
Entertainment 2.9%
Electronic Arts, Inc. (A)	52,981	6,510,305
Netflix, Inc. (A)	221,366	92,913,951
Sea, Ltd., ADR (A)	122,635	9,786,273
Spotify Technology SA (A)	83,566	15,119,596
Interactive media and services 16.7%
Alphabet, Inc., Class A (A)	37,356	53,550,573
Alphabet, Inc., Class C (A)	163,333	233,389,790
Facebook, Inc., Class A (A)	1,263,460	284,392,211
InterActiveCorp (A)	99,174	26,813,674
Match Group, Inc. (A)(B)	4,165	370,852
Snap, Inc., Class A (A)	337,041	6,383,557
Tencent Holdings, Ltd.	1,936,300	104,861,987
Consumer discretionary 20.0%		854,893,559
Auto components 0.0%
Aptiv PLC	7,838	590,593
Automobiles 0.0%
Ferrari NV	1,603	270,443
Hotels, restaurants and leisure 1.3%
Chipotle Mexican Grill, Inc. (A)	14,868	14,926,134
Hilton Worldwide Holdings, Inc.	133,962	10,624,526
Marriott International, Inc., Class A (B)	143,253	12,677,891
McDonald's Corp.	26,502	4,937,853
Restaurant Brands International, Inc. (B)	15,970	871,323
Wynn Resorts, Ltd.	20,479	1,705,491
Yum! Brands, Inc. (B)	95,832	8,599,005
Internet and direct marketing retail 15.6%
Alibaba Group Holding, Ltd., ADR (A)	810,948	168,182,506
Amazon.com, Inc. (A)	189,098	461,847,282
Booking Holdings, Inc. (A)	21,936	35,962,317
Etsy, Inc. (A)	3,900	315,822
Trip.com Group, Ltd., ADR (A)	52,294	1,389,452
Multiline retail 1.4%
Dollar General Corp.	282,322	54,067,486
Dollar Tree, Inc. (A)	46,787	4,579,044
Specialty retail 0.9%
Ross Stores, Inc.	311,769	30,229,122
The TJX Companies, Inc.	129,117	6,812,213
Textiles, apparel and luxury goods 0.8%
Lululemon Athletica, Inc. (A)	98,334	29,509,542
NIKE, Inc., Class B	68,934	6,795,514
Consumer staples 0.1%		2,518,484
Beverages 0.1%
Constellation Brands, Inc., Class A	14,583	2,518,484
Energy 0.0%		1,428,136
Oil, gas and consumable fuels 0.0%
Pioneer Natural Resources Company	15,591	1,428,136
2	JOHN HANCOCK BLUE CHIP GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials 4.0%		$172,309,369
Banks 0.0%
JPMorgan Chase & Co.	5,861	570,334
Capital markets 2.5%
Intercontinental Exchange, Inc.	248,596	24,175,961
Morgan Stanley	377,869	16,701,810
MSCI, Inc.	16,605	5,460,554
S&P Global, Inc.	101,064	32,847,821
State Street Corp.	31,900	1,944,624
TD Ameritrade Holding Corp.	117,121	4,365,100
The Charles Schwab Corp.	172,120	6,180,829
The Goldman Sachs Group, Inc.	83,450	16,397,091
Insurance 1.5%
American International Group, Inc.	138,682	4,168,781
Chubb, Ltd.	45,776	5,581,925
Marsh & McLennan Companies, Inc.	149,259	15,809,513
Willis Towers Watson PLC	187,802	38,105,026
Health care 15.8%		674,420,803
Biotechnology 2.9%
AbbVie, Inc.	10,000	926,700
Alexion Pharmaceuticals, Inc. (A)	104,663	12,549,094
Amgen, Inc. (B)	1,847	424,256
Exact Sciences Corp. (A)(B)	90,269	7,752,302
Incyte Corp. (A)	154,715	15,767,006
Regeneron Pharmaceuticals, Inc. (A)	6,800	4,167,108
Seattle Genetics, Inc. (A)	20,644	3,245,443
Vertex Pharmaceuticals, Inc. (A)	283,531	81,645,587
Health care equipment and supplies 4.9%
Abbott Laboratories	6,228	591,162
Becton, Dickinson and Company	129,137	31,887,799
Danaher Corp.	327,750	54,606,428
Intuitive Surgical, Inc. (A)	99,336	57,617,860
Stryker Corp. (B)	319,716	62,578,013
Teleflex, Inc.	1,292	468,815
Health care providers and services 6.4%
Anthem, Inc.	132,731	39,037,514
Centene Corp. (A)	516,166	34,195,998
Cigna Corp.	408,740	80,652,577
HCA Healthcare, Inc.	153,528	16,412,143
Humana, Inc.	27,892	11,453,850
UnitedHealth Group, Inc.	295,518	90,088,662
Health care technology 0.2%
Veeva Systems, Inc., Class A (A)	33,271	7,282,024
Life sciences tools and services 1.1%
Agilent Technologies, Inc.	8,894	783,917
Thermo Fisher Scientific, Inc.	137,372	47,968,929
Pharmaceuticals 0.3%
Zoetis, Inc.	88,368	12,317,616
Industrials 3.2%		135,716,329
Aerospace and defense 0.4%
L3Harris Technologies, Inc.	54,931	10,955,988
Northrop Grumman Corp.	17,253	5,783,206
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BLUE CHIP GROWTH FUND	3

	Shares	Value
Industrials (continued)
Aerospace and defense (continued)
The Boeing Company	1,917	$279,594
Airlines 0.0%
United Airlines Holdings, Inc. (A)(B)	3,012	84,456
Commercial services and supplies 0.1%
Cintas Corp.	23,663	5,867,477
Industrial conglomerates 0.7%
General Electric Company	72,586	476,890
Honeywell International, Inc.	16,877	2,461,510
Roper Technologies, Inc.	69,433	27,342,715
Machinery 0.1%
Fortive Corp.	49,443	3,015,034
Professional services 1.0%
CoStar Group, Inc. (A)(B)	35,127	23,071,414
Equifax, Inc. (B)	106,612	16,371,339
IHS Markit, Ltd.	18,785	1,304,806
Road and rail 0.9%
Canadian Pacific Railway, Ltd.	33,971	8,480,860
Kansas City Southern	62,880	9,464,698
Norfolk Southern Corp.	43,498	7,755,258
Union Pacific Corp.	76,540	13,001,084
Information technology 36.2%		1,544,931,331
Communications equipment 0.0%
Motorola Solutions, Inc.	2,045	276,750
IT services 14.0%
Automatic Data Processing, Inc.	3,304	484,003
Fidelity National Information Services, Inc.	511,131	70,960,317
Fiserv, Inc. (A)(B)	561,094	59,908,006
FleetCor Technologies, Inc. (A)	34,486	8,407,342
Global Payments, Inc.	451,350	81,012,812
Mastercard, Inc., Class A	409,882	123,329,395
PayPal Holdings, Inc. (A)	597,525	92,622,350
Twilio, Inc., Class A (A)	6,500	1,284,400
Visa, Inc., Class A	757,452	147,884,928
Wix.com, Ltd. (A)	54,400	12,094,752
Semiconductors and semiconductor equipment 3.3%
Advanced Micro Devices, Inc. (A)	354,202	19,056,068
Applied Materials, Inc.	272,058	15,284,218
KLA Corp.	11,063	1,946,645
Lam Research Corp.	42,090	11,518,770
Marvell Technology Group, Ltd.	784,192	25,580,343
Maxim Integrated Products, Inc.	83,756	4,831,046
NVIDIA Corp.	133,248	47,305,705
QUALCOMM, Inc.	113,172	9,153,351
Texas Instruments, Inc.	52,648	6,251,424
Software 15.5%
Atlassian Corp. PLC, Class A (A)	77,554	14,370,756
Citrix Systems, Inc.	32,333	4,789,164
Coupa Software, Inc. (A)	9,072	2,063,971
DocuSign, Inc. (A)(B)	127,590	17,829,427
Intuit, Inc.	288,622	83,792,739
4	JOHN HANCOCK BLUE CHIP GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Information technology (continued)
Software (continued)
Microsoft Corp.	1,263,024	$231,449,148
Paycom Software, Inc. (A)	28,436	8,452,032
salesforce.com, Inc. (A)	451,137	78,854,236
ServiceNow, Inc. (A)	263,458	102,203,262
Splunk, Inc. (A)	205,266	38,146,633
Synopsys, Inc. (A)	148,261	26,821,898
VMware, Inc., Class A (A)(B)	91,203	14,252,293
Workday, Inc., Class A (A)	214,500	39,345,735
Technology hardware, storage and peripherals 3.4%
Apple, Inc.	450,926	143,367,412
Materials 0.5%		21,152,794
Chemicals 0.5%
Air Products & Chemicals, Inc.	1,936	467,834
Linde PLC	61,950	12,534,963
The Sherwin-Williams Company	13,724	8,149,997
Real estate 0.1%		2,244,014
Equity real estate investment trusts 0.1%
American Tower Corp.	8,692	2,244,014
Utilities 0.1%		3,347,960
Electric utilities 0.0%
NextEra Energy, Inc.	1,585	405,063
Multi-utilities 0.1%
Sempra Energy	23,299	2,942,897

	Yield (%)	Shares	Value
Short-term investments 0.7%			$30,848,098
(Cost $30,846,276)
Short-term funds 0.7%			30,848,098
John Hancock Collateral Trust (C)	0.3653(D)	1,132,606	11,339,311
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.1303(D)	500,000	500,000
T. Rowe Price Government Reserve Fund	0.2523(D)	19,008,787	19,008,787

Total investments (Cost $1,864,121,389) 100.3%	$4,277,903,646
Other assets and liabilities, net (0.3%)	(12,320,532)
Total net assets 100.0%	$4,265,583,114

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 5-31-20. The value of securities on loan amounted to $11,096,271.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 5-31-20.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BLUE CHIP GROWTH FUND	5

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of May 31, 2020, by major security category or type:
	Total value at 5-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$834,092,769	$729,230,782	$104,861,987	—
Consumer discretionary	854,893,559	854,893,559	—	—
Consumer staples	2,518,484	2,518,484	—	—
Energy	1,428,136	1,428,136	—	—
Financials	172,309,369	172,309,369	—	—
Health care	674,420,803	674,420,803	—	—
Industrials	135,716,329	135,716,329	—	—
Information technology	1,544,931,331	1,544,931,331	—	—
Materials	21,152,794	21,152,794	—	—
Real estate	2,244,014	2,244,014	—	—
Utilities	3,347,960	3,347,960	—	—
Short-term investments	30,848,098	30,848,098	—	—
Total investments in securities	$4,277,903,646	$4,173,041,659	$104,861,987	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	1,132,606	$5,547,856	$182,210,309	$(176,438,317)	$17,448	$2,015	$207,239	—	$11,339,311
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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